Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Financial Information for an Accumulation Unit of the Account
Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years ended December 31,
	2019	2018	2017	2016	2015
Per Accumulation Unit Data:
Rental income	$18.165	$17.757	$17.132	$16.433	$15.538
Real estate property level expenses and taxes	8.734	8.548	7.722	7.534	7.319
Real estate income, net	9.431	9.209	9.410	8.899	8.219
Other income	6.752	6.162	4.762	3.594	3.342
Total income	16.183	15.371	14.172	12.493	11.561
Expense charges(1)	3.439	3.161	3.318	3.290	3.092
Investment income, net	12.744	12.210	10.854	9.203	8.469
Net realized and unrealized gain on investments and loans payable	10.262	6.877	5.839	9.660	18.911
Net increase in Accumulation Unit Value	23.006	19.087	16.693	18.863	27.380
Accumulation Unit Value:
Beginning of period	417.416	398.329	381.636	362.773	335.393
End of period	$440.422	$417.416	$398.329	$381.636	$362.773
Total return	5.51%	4.79%	4.37%	5.20%	8.16%
Ratios to Average net Assets:
Expenses(1)	0.78%	0.76%	0.83%	0.86%	0.86%
Investment income, net	2.90%	2.95%	2.72%	2.41%	2.37%
Portfolio turnover rate:
Real estate properties(2)	7.8%	11.8%	2.7%	1.3%	5.7%
Marketable securities(3)	28.7%	5.1%	5.7%	3.5%	10.0%
Accumulation Units outstanding at end of period (millions):	60.8	60.7	61.3	62.4	60.4
Net assets end of period (millions)	$27,307.9	$25,842.6	$24,942.6	$24,304.7	$22,360.0

(1)
Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account level expenses and exclude real estate property level expenses which are included in real estate income, net.

(2)
Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and Funds investments) by the average value of the portfolio of real estate investments held during the period.

(3)
Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.